As filed with the Securities and Exchange Commission on July 6, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  June 26, 2009

Date of reporting period:  April 30, 2009

Item 1. Report to Stockholders.

300 North Capital
Small Cap Growth Fund

Semi-Annual Report
For the six months ended
April 30, 2009

INFORMATION ABOUT YOUR FUND’S EXPENSES – April 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 – April 30, 2009.

Actual Expenses
The table below provides information about actual account values and actual expenses.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/01/08-4/30/09	Annualized Expense Ratio**

Actual	$1,000.00	$996.10	$4.95	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days (to reflect the one-half year period).
** 300 North Capital, LLC has agreed to waive fees and/or reimburse fund expenses so that the total annual operating expenses are limited to 1.00%.

300 North Capital Small Cap Growth Fund

Sector Allocation
Percentage of Total Investments

As of 4/30/09
Information Technology	24.1%
Consumer Discretionary	19.2%
Industrials	15.7%
Health Care	12.8%
Financials	8.5%
Energy	6.3%
Materials	5.4%
Consumer Staples	3.7%
Money Market Investments	3.2%
Telecommunication Services	1.1%

Please refer to the Schedule of Investments for fund holding information. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

300 North Capital Small Cap Growth Fund
Schedule of Investments
April 30, 2009 (Unaudited)

Shares	COMMON STOCKS - 97.64%	Value
	Air Freight & Logistics - 1.94%
9,300	UTI Worldwide, Inc. #	$125,178
	Alternative Carriers - 1.14%
8,000	tw telecom Inc. *	73,520
	Apparel Retail - 2.97%
3,000	Aeropostale, Inc. *	101,910
5,200	J. Crew Group, Inc. *	89,492
		191,402
	Application Software - 1.28%
3,000	ANSYS, Inc. *	82,860
	Asset Management & Custody Banks - 3.70%
2,800	Affiliated Managers Group, Inc. *	159,180
2,900	Eaton Vance Corp.	79,373
		238,553
	Biotechnology - 4.68%
1,800	Acorda Therapeutics, Inc. *	35,694
2,500	Alexion Pharmaceuticals, Inc. *	83,550
4,530	BioMarin Pharmaceuticals, Inc. *	58,256
1,700	Onyx Pharmaceuticals, Inc. *	44,030
2,400	OSI Pharmaceuticals, Inc. *	80,568
		302,098
	Broadcasting & Cable TV - 1.41%
3,900	DG Fastchannel, Inc. *	90,987
	Commodity Chemicals - 1.16%
4,400	Calgon Carbon Corp. *	74,712
	Communications Equipment - 6.59%
2,700	F5 Networks, Inc. *	73,629
7,300	Neutral Tandem, Inc. *	208,780
7,800	Riverbed Technology, Inc. *	142,896
		425,305
	Construction & Engineering - 1.96%
2,000	Granite Construction, Inc.	78,900
3,200	MYR Group, Inc. *	47,712
		126,612
	Data Processing & Outsourced Services - 2.14%
9,450	CyberSource Corp. *	138,064
	Education Services - 3.32%
2,500	American Public Education, Inc. *	90,000
7,600	Grand Canyon Education, Inc. *	124,260
		214,260
	Electrical Components & Equipment - 2.25%
3,100	Baldor Electric Co.	71,920
2,700	General Cable Corp. *	73,278
		145,198
	Fertilizers & Agricultural Chemicals - 3.08%
6,000	Intrepid Potash, Inc. *	148,140
1,900	Terra Industries, Inc.	50,350
		198,490
	Footwear - 2.35%
10,618	Iconix Brand Group, Inc. *	151,413
	Health Care Equipment - 3.77%
5,000	Masimo Corp. *	144,500
2,600	NuVasive, Inc. *	98,540
		243,040
	Health Care Services - 3.98%
3,400	athenahealth, Inc. *	108,120
3,370	Catalyst Health Solutions, Inc. *	75,993
2,500	Genoptix, Inc. *	72,700
		256,813
	Home Entertainment Software - 0.76%
1,600	Changyou.com Ltd. - ADR *	49,200
	Homefurnishing Retail - 0.70%
1,350	Aaron's, Inc.	45,306
	Hotels, Resorts & Cruise Lines - 3.16%
2,900	Choice Hotels International, Inc.	86,797
1,600	Ctrip.com International, Ltd. - ADR	49,472
4,900	Home Inns & Hotels Management, Inc. - ADR *	67,522
		203,791
	Human Resource & Employment Services - 0.79%
2,600	Resources Connection, Inc. *	50,830
	HyperMarkets & Super Centers - 1.61%
5,800	PriceSmart, Inc.	103,530
	Industrial Machinery - 0.67%
2,331	RBC Bearings, Inc. *	43,124
	Internet Software & Services - 4.79%
4,398	Equinix, Inc. *	308,872
	Investment Banking & Brokerage - 1.64%
5,600	Evercore Partners, Inc. - Class A	105,728
	Leisure Facilities - 1.80%
6,200	Life Time Fitness, Inc. *	116,312
	Life Sciences Tools & Services - 0.51%
1,990	Luminex Corp. *	32,656
	Marine Ports & Services - 1.41%
6,000	Aegean Marine Petroleum Network, Inc. #	90,900
	Oil & Gas Equipment & Services - 0.76%
1,400	Lufkin Industries, Inc.	48,860
	Oil & Gas Exploration & Production - 5.62%
4,050	Arena Resources, Inc. *	116,113
5,500	Concho Resources, Inc. *	150,810
2,925	Whiting Petroleum Corp. *	95,823
		362,746
	Packaged Foods & Meats - 2.12%
1,890	Green Mountain Coffee Roasters, Inc. *	136,666
	Regional Banks - 0.34%
1,450	Glacier Bancorp, Inc.	22,214
	Restaurants - 1.84%
4,500	BJ's Restaurants, Inc. *	74,205
4,100	Sonic Corp. *	44,772
		118,977
	Semiconductor Equipment - 1.82%
4,600	Varian Semiconductor Equipment Associates, Inc. *	117,714
	Semiconductors - 5.05%
5,500	Netlogic Microsystems, Inc. *	179,245
4,400	Silicon Laboratories, Inc. *	146,344
		325,589
	Specialized REITs - 2.87%
15,500	LaSalle Hotel Properties	185,380
	Specialty Stores - 1.85%
3,900	Dick's Sporting Goods, Inc. *	74,100
1,800	Monro Muffler Brake, Inc.	44,946
		119,046
	Steel - 1.15%
1,500	Schnitzer Steel Industries, Inc. - Class A	74,340
	Systems Software - 1.90%
3,600	Sybase, Inc. *	122,256
	Trading Companies & Distributors - 1.65%
2,600	MSC Industrial Direct Co., Inc. - Class A	106,210
	Trucking - 5.11%
4,200	Landstar System, Inc.	149,562
6,400	Old Dominion Freight Line, Inc. *	180,160
		329,722

	TOTAL COMMON STOCKS (Cost $5,464,420)	6,298,474

Shares	MONEY MARKET INVESTMENTS - 3.19%	Value
102,897	SEI Daily Income Trust Government Fund	102,897
102,897	SEI Daily Income Trust Treasury Fund	102,897
	TOTAL MONEY MARKET INVESTMENTS (Cost $205,794)	205,794

	Total Investments in Securities (Cost $5,670,214) - 100.83%	6,504,268
	Liabilities in Excess of Other Assets - (0.83)%	(53,699)
	NET ASSETS - 100.00%	$6,450,569

ADR - American Depositary Receipt.
* Non-income producing security.
# U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2009 (Unaudited)

300 North Capital
Small Cap
Growth Fund
ASSETS:
Investments at cost	$5,670,214
Investments at value	$6,504,268

Receivables
Investments sold	286,169
Fund shares sold	1,327
Due from Advisor (Note 3)	9,039
Dividends and interest	1,122
Prepaid expenses	13,648
Total assets	6,815,573

LIABILITIES:
Payables:
Investments purchased	284,175
Fund shares redeemed	43,606
Audit fees	9,025
Shareholder reporting	7,710
Custody fees	5,814
Transfer agent fees and expenses	5,618
Fund accounting fees	5,287
Administration fees	2,466
Chief Compliance Officer fee	1,303
Total liablities	365,004

NET ASSETS	$6,450,569

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$15,135,609
Undistributed net investment loss	(22,949)
Accumulated net realized loss on investments	(9,496,145)
Net unrealized appreciation on investments	834,054
Net assets	$6,450,569

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE:
Net assets	$6,450,569
Shares outstanding (unlimited number of shares
authorized, par value $0.01)	1,267,560
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE	$5.09

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the six months ended April 30, 2009 (Unaudited)

300 North Capital
Small Cap
Growth Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes $49)	$18,825
Interest	410
Total investment income	19,235

Expenses
Management fees (Note 3)	33,747
Transfer agent fees and expenses (Note 3)	16,603
Adminstration fees (Note 3)	14,876
Fund accounting fees (Note 3)	14,205
Audit fees	9,025
Reports to shareholders	7,897
Legal fees	7,255
Registration fees	7,181
Custody fees (Note 3)	6,734
Chief Compliance Officer fee (Note 3)	3,392
Trustee fees	3,159
Insurance expense	1,742
Other expenses	1,250
Total expenses	127,066
Less: advisory fee waiver and absorbtion (Note 3)	(84,882)
Net expenses	42,184
Net investment loss	(22,949)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(2,560,448)
Net change in unrealized depreciation on investments	2,024,865
Net realized and unrealized loss on investments	(535,583)
Net Decrease in Net Assets Resulting from Operations	$(558,532)

The accompanying notes are an integral part of these financial statements.

300 North Capital Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008

OPERATIONS:
Net investment loss	$(22,949)	$(99,924)
Net realized loss on investments	(2,560,448)	(2,825,545)
Net change in unrealized (appreciation) depreciation on investments	2,024,865	(8,343,095)
Net decrease in net assets resulting from operations	(558,532)	(11,268,564)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment transactions	—	(11,566,238)
Total distributions to shareholders	—	(11,566,238)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,053,621	3,647,259
Shares issued on reinvestment of distributions	—	11,327,544
Shares repurchased	(5,445,743)	(3,802,272)
Redemption fees	314	240
Net increase (decrease) from capital share transactions	(4,391,808)	11,172,771

Total decrease in net assets	(4,950,340)	(11,662,031)

NET ASSETS:
Beginning of period	11,400,909	23,062,940
End of period	$6,450,569	$11,400,909
Undistributed net investment loss at end of period	$(22,949)	$—

FUND SHARE TRANSACTIONS:
Shares sold	228,038	461,342
Shares issued on reinvestment of distributions	—	1,228,584
Shares repurchased	(1,188,684)	(470,021)
Net decrease in fund shares	(960,646)	1,219,905

The accompanying notes are an integral part of these financial statements.

Financial Highlights

			300 North Capital Small Cap Growth Fund - Class I
			For a share outstanding throughout each period

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2009		2008	2007	2006	2005	2004 +
	(Unaudited)
Per Share Data
Net asset value per share, beginning of period	$5.12		$22.87	$18.44	$16.49	$15.13	$15.38
Income from investment operations:
Net investment loss	(0.01	)^	(0.05)^	(0.12)^	(0.12)^	(0.13)^	(0.14)
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments	(0.02)		(6.14)	5.51	2.07	1.49	(0.11)
Total income (loss) from investment operations	(0.03)		(6.19)	5.39	1.95	1.36	(0.25)

Redemption fees retained	0.00	#^	0.00 #^	0.00 #^	0.00 #^	0.00 #^	0.00 #

Distributions:
From net realized gains on investments	—		(11.56)	(0.96)	—	—	—
Net asset value per share, end of period	$5.09		$5.12	$22.87	$18.44	$16.49	$15.13

Total return	(0.39	)%‡	(49.55)%	30.56%	11.83%	8.99%	(1.63)%

Ratios/supplemental data:
Net assets (dollars in millions),
end of period	$6.5		$11.4	$23.1	$111.3	$122.9	$217.0
Ratio of expenses to average net assets:
Before expense reimbursement	3.01	%†	2.05%	1.38%	1.18%	1.07%	0.99%
After expense reimbursement	1.00	%†	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment loss
to average net assets:
Before expense reimbursement	(2.55	)%†	(1.62)%	(0.99)%	(0.85)%	(0.88)%	(0.86)%
After expense reimbursement	(0.54	)%†	(0.57)%	(0.61)%	(0.67)%	(0.81)%	(0.86)%
Portfolio turnover rate	52.27	%‡	137.55%	93.78%	86.97%	59.58%	99.08%

+ On December 19, 2003, the Fund re-organized from a master feeder structure and merged into a separate series of the Advisors Series Trust. The historical data shown reflects the operations of the predecessor Provident Feeder Fund.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited)

1 – ORGANIZATION

The 300 North Capital Small Cap Growth Fund (the “Fund”, formerly PIC Small Cap Growth Fund) is a series of Advisors Series Trust (“the Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund commenced operations on September 30, 1993.

2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value per share.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See Note 7 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited) - (Continued)

Effective April 30, 2008, the Fund adopted the Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Generally, tax authorities can examine all tax returns filed for the last three years.  As of April 30, 2009, open tax years include the tax years ended October 31, 2005 through 2008.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

Prior to May 19, 2007, the Fund had both Class A and Class I shares. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Securities Loans.  The Fund may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee.  The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

F.
Redemption Fees.  The Fund charges a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited) - (Continued)

G.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

H.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161 and the Fund believes there will be no material impact on the Fund’s financial statement disclosures.

3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2009, 300 North Capital, LLC (the “Advisor”, formerly Provident Investment Counsel, LLC), an indirect, wholly owned subsidiary of Old Mutual PLC, provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund.  For the six months ended April 30, 2009, the Fund incurred $33,747 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

For the six months ended April 30, 2009, the Advisor reduced its fees and absorbed Fund expenses in the amount of $84,882. Cumulative expenses subject to recapture expire as follows:

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited) - (Continued)

Year	Amount
2009	$238,286
2010	231,797
2011	182,273
2012	84,882
$727,238

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the six months ended April 30, 2009, the Fund incurred $14,876 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the six months ended April 30, 2009, the Fund incurred $14,205 in fund accounting fees and $8,955 in transfer agent fees.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended April 30, 2009, the Fund incurred $6,719 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended April 30, 2009, the Fund was allocated $3,392 of the Chief Compliance Officer fee.

4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,509,817 and $8,646,113, respectively.

5 – LINE OF CREDIT

Effective April 1, 2009, the Fund has a line of credit in the amount of $625,000.  Through March, 31, 2009 the line of credit was $1,500,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  For the six months ended April 30, 2009, the Fund had an outstanding average daily balance and a weighted average interest rate of $7,055 and 3.25%, respectively. During the six months ended April 30, 2009, the maximum amount outstanding for the Fund was $982,000.

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited) - (Continued)

6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, limitations on use of capital loss carryforwards, deferred trustees compensation, and Passive Foreign Investment Companies.

The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 was as follows:

	Six Months Ended April 30, 2009	Year Ended Octopber 31, 2008
Ordinary income	$—	$952,255
Long-term capital gains	$—	$10,613,983

Ordinary income distributions may include dividends paid from short-term capital gains.

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the fund related to net capital gain to zero for the tax year ended October 31, 2008. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 100% (unaudited).

As of October 31, 2008, the Fund’s most recently completed fiscal year end, the components of net assets on a tax basis were as follows:

Cost of investments (a)	$12,622,576

Gross unrealized appreciation	1,107,439
Gross unrealized depreciation	(2,315,877)
Net unrealized depreciation	(1,208,438)

Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains (losses)	(6,918,070)
Total accumulated earnings (losses)	$(8,126,508)

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited) - (Continued)

(a) The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, the Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Capital losses expiring in:

2009	2010	2011	Total
$(1,453,905)	$(2,591,031)	$ (2,873,134)	$(6,918,070)

The carryforward loss for the Fund was generated in connection with the reorganization of the Fund from a master-feeder structure on December 19, 2003, and is limited to $2,022,468 each year through 2009.

7 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2009:

300 North Capital Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS at April 30, 2009 - (Unaudited) - (Continued)

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities	$6,504,268	$6,504,268	$—	$—
Total	$6,504,268	$6,504,268	$—	$—

8 – ADVISOR NAME CHANGE

Effective December 5, 2008, Provident Investment Counsel, LLC has changed its name to 300 North Capital, LLC.  All references to the Advisor in the Prospectus and SAI now pertain to 300 North Capital, LLC.

9 – FUND NAME CHANGE

Effective December 12, 2008, the Provident Investment Counsel Small Cap Growth Fund changed its name to 300 North Capital Small Cap Growth Fund.  All references to the Fund in the Prospectus and SAI will then pertain to the 300 North Capital Small Cap Growth Fund.

10 – SUBSEQUENT EVENT - LIQUIDATION

On May 13, 2009, the Advisor to the Fund, and the Board of Trustees of the Trust have determined to close the Fund on June 26, 2009 because the Fund’s small asset size does not permit efficient operation.

NOTICE TO SHAREHOLDERS at April 30, 2009 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-618-7643 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 1-800-618-7643.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Forms N-Q is also available upon request by calling 1-800-618-7643.

300 North Capital Small Cap Growth Fund

Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on December 11, 2008, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the 300 North Capital Small Cap Growth Fund with the Advisor for another annual term.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of October 31, 2008 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio and contractual advisory fee were below its peer group median and averages, and the contractual advisory fee was also below the fees charged by the Advisor to its other investment management clients.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the Advisor received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Fund does not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the 300 North Capital Small Cap Growth Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the 300 North Capital Small Cap Growth Fund would be in the best interest of the Fund and its shareholders.

Investment Advisor
300 North Capital, LLC
300 N. Lake Avenue
Pasadena, CA 91101
(626)449-8500

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street
New York, NY 10022-3205

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
To obtain a free prospectus please call (800) 618-7643

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/29/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    6/29/09

* Print the name and title of each signing officer under his or her signature.